BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING

2.     BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited interim consolidated financial statements of ecoTECH have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Form 10-K filed with the SEC. In the opinion of Management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to our consolidated financial statements which substantially duplicate the disclosures contained in our Annual Report on Form 10-K for the year ended December 31, 2010 have been omitted.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates are based on management's best knowledge of current events and actions the Company may undertake in the future. Actual results may ultimately differ from those estimates. The significant estimates made by management relate to the estimation of the value of the Company’s common stock. Changes in estimates are reported in earnings in the period in which they become known.

Property, Plant and Equipment

Land acquired by purchase is recorded at cost. The amount recorded includes the cost of the land, as well as any related acquisition costs.

Flow-Through Shares Financing

The Company has financed a portion of its development-stage activities through the issue of flow-through shares, which transfer the Canadian tax deductibility of exploration expenditure to the investor. Proceeds received from the issuance of such shares are allocated between the offering of shares and the sale of tax benefits. The allocation is made based on the difference between the price of the existing shares and the amount the investor pays for the shares. A liability is recognized for the difference. Resource expenditure deductions for income tax purposes related to exploration and development activities funded by flow-through share arrangements are renounced to investors in accordance with the income tax legislation in Canada. On such renunciation, a deferred tax liability is created and the liability recognized at issuance reversed. The Company recognized the benefit of tax losses (based on a combined Canadian federal and provincial rate of 13.5%) to offset the deferred tax liability resulting in an income tax recovery. During the three months ended June 30, 2011, the flow through shares sold generated a current income tax benefit of $14,733, as reflected in the accompanying statements of operations and comprehensive loss.